UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III               Holland, MI                02/05/03
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      60

Form 13F Information Table Value Total:  $100,326
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               December 31, 2002

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------   ----
AMBAC FINL GROUP INC COM         COM      023139108        267        4750   SH          Sole              1100               3650
AMGEN INC COM                    COM      031162100       1435       29685   SH          Sole              8700              20985
AOL TIME WARNER                  COM      00184A105       1561      119128   SH          Sole             29650              89478
APARTMENT INVT & MGMT CL A       COM      03748R101        423       11291   SH          Sole              2214               9077
APPLEBEES INTL INC COM           COM      037899101       2485      107137   SH          Sole             26200              80937
BED BATH & BEYOND INC COM        COM      075896100       2387       69140   SH          Sole             16850              52290
CARDINAL HEALTH INC COM          COM      14149Y108       3481       58818   SH          Sole             15287              43531
CHEESECAKE FACTORY INC COM       COM      163072101        761       21050   SH          Sole              7500              13550
CINTAS CORPORATION               COM      172908105       2642       57750   SH          Sole             16250              41500
CISCO SYSTEMS INC.               COM      17275R102       3246      247772   SH          Sole             50948             196824
CITIGROUP                        COM      172967101       2661       75615   SH          Sole             18850              56765
CITIZENS BKG CORP MICH COM       COM      174420109        206        8319   SH          Sole                                 8319
DUKE ENERGY CORP                 COM      264399106       1562       79958   SH          Sole             22850              57108
E M C CORP MASS COM              COM      268648102       1183      192695   SH          Sole             44200             148495
EXXON MOBIL CORP COM             COM      30231G102        228    6520.336   SH          Sole               550           5970.336
FIFTH THIRD BANCORP COM          COM      316773100        265        4533   SH          Sole               225               4308
FIRST IND CORP COM               COM      32054R108        249       13458   SH          Sole                                13458
FIRST MERCHANTS CORP COM         COM      320817109        223        9771   SH          Sole                                 9771
FIRST MIDWEST BANCORP            COM      320867104        529       19811   SH          Sole                                19811
FIRST OAK BROOK BANCSH COM       COM      335847208        677       21535   SH          Sole              1100              20435
FIRST SECURITYFED FINL COM       COM      336392105        240        9900   SH          Sole                                 9900
FIRST TENN NATL CORP COM         COM      337162101       1985       55240   SH          Sole             13475              41765
FIRSTBANK CORP MICH COM          COM      33761G104       1244    49573.65   SH          Sole           6183.45            43390.2
FIRSTMERIT CORP COM              COM      337915102        388       17930   SH          Sole                                17930
FISERV INC.                      COM      337738108       4216      124175   SH          Sole             21131             103044
FREDDIE MAC                      COM      313400301       2285       38700   SH          Sole              7400              31300
GENERAL ELECTRIC                 COM      369604103       2339       96047   SH          Sole             22100              73947
GENTEX CORP COM                  COM      371901109        993       31375   SH          Sole              9860              21515
GENZYME CORP. GENL.              COM      372917104       1809       61160   SH          Sole             14500              46660
HEMLOCK FEDERAL FINANCIAL CORP   COM      423666106        216        8000   SH          Sole                                 8000
HOME DEPOT INC COM               COM      437076102       2228   92736.045   SH          Sole             17550          75186.045
HOME FED BANCORP COM             COM      436926109        304       12600   SH          Sole                                12600
HUNTINGTON BANCSHARES COM        COM      446150104       2595      138680   SH          Sole                               138680
INDEPENDENT BANK CORPORATION     COM      453838104       1137    37565.15   SH          Sole              5719           31846.15
INTEL CORPORATION                COM      458140100       2604  167232.165   SH          Sole             36600         130632.165
IRWIN FINL CORP COM              COM      464119106        276       16700   SH          Sole                                16700
JOHNSON & JOHNSON COM            COM      478160104       4369   81336.293   SH          Sole             16200          65136.293
LOWES COS INC COM                COM      548661107       2250       60000   SH          Sole             15950              44050
MACATAWA BANK CORPORATION        COM      554225102       1665       83884   SH          Sole             83884
MAF BANCORP INC.                 COM      55261R108        767       22553   SH          Sole              3403              19150
MBNA CORP COM                    COM      55262L100       5434  285687.683   SH          Sole             46327         239360.683
MERCANTILE BANK CORP COM         COM      587376104        734       31018   SH          Sole                                31018
MICROSOFT CORP COM               COM      594918104       4034       78031   SH          Sole             18300              59731
MIDWEST BANK HOLDINGS            COM      598251106        512       27000   SH          Sole                                27000
NATIONAL CITY CORP COM           COM      635405103        433       15856   SH          Sole                                15856
ORACLE CORP COM                  COM      68389X105       1747      161746   SH          Sole             35900             125846
PFIZER INC COM                   COM      717081103       3267   106869.55   SH          Sole             23350           83519.55
POLARIS INDUSTRIES COM           COM      731068102        211        3600   SH          Sole                                 3600
REPUBLIC BANCORP INC COM         COM      760282103        455     38680.7   SH          Sole                              38680.7
ROYAL DUTCH PETE CO NY REG GLD   COM      780257804       3919       89037   SH          Sole             22257              66780
STRYKER CORP COM                 COM      863667101       2305       34340   SH          Sole              9105              25235
SUN MICROSYSTEMS INC COM         COM      866810104        536      172304   SH          Sole             39600             132704
TCF FINL CORP COM                COM      872275102        223        5100   SH          Sole                                 5100
TOWER FINANCIAL                  COM      891769101        365       28725   SH          Sole                                28725
TRIBUNE CO NEW COM               COM      896047107       3043       66940   SH          Sole             14000              52940
UNIZAN FINANCIAL CORP COM        COM      91528W101        320       16200   SH          Sole                                16200
WALGREEN COMPANY                 COM      931422109       2010       68851   SH          Sole             16900              51951
WELLS FARGO & CO NEW COM         COM      949746101       5229  111564.495   SH          Sole             24244          87320.495
WYETH COM                        COM      983024100       2761   73818.949   SH          Sole             15875          57943.949
ZIONS BANCORPORATION COM         COM      989701107       2407       61160   SH          Sole             16600              44560

REPORT SUMMARY                     60 DATA RECORDS     100326           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED